Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosures [Line Items]
Income Tax Effects Allocated Directly to Equity	$ 5.4	$ (38.5)	$ 67.4
Federal Statutory Income Tax Rate	35.00%
Current and deferred tax expense due to the repatriation of cash		55.0
Income tax penalties and interest accrued	$ 7.2	7.4
Operating loss carryforwards	422.4
Net loss carryforward, deferred tax asset	58.5	68.9
Operating loss carryforwards, set to expire	300.3
Operating loss carryforwards, no expiration	122.1
Tax credit carryforwards, foreign	50.3
Tax credit carryforwards, general business	12.0
Deferred tax asset, change in amount	24.1	0.2
Deferred tax liability not recognized, amount of unrecognized deferred tax liability	554.8
Unrecognized Tax Benefits, Income Tax Penalties Expense	6.3
Income tax expense	$ 9.6	6.2	8.3
Minimum
Income Tax Disclosures [Line Items]
Recognition of tax positions, likelihood of being realized upon settlement	50.00%
Valuation Allowance of Deferred Tax Assets [Member]
Income Tax Disclosures [Line Items]
Income Tax Effects Allocated Directly to Equity	$ 20.4	$ 9.2	$ 9.0